Segment Reporting, Geographic and Significant Customer Information	12 Months Ended
Dec. 31, 2024
Segment Reporting, Geographic and Significant Customer Information [Abstract]
SEGMENT REPORTING, GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 16 - SEGMENT REPORTING, GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment that designs, develops, manufactures and markets cryoablation medical devices. The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net comprehensive loss that is also reported within the consolidated statements of comprehensive loss. The measure of segment assets that is reviewed by the CODM is reported within the consolidated balance sheet as consolidated total assets. Significant expense categories provided to the CODM are those presented in the consolidated statements of comprehensive loss and in Notes 11-14.

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
United States	870	751	604
Japan	481	480	1,130
India	413	109	47
China	41	440	104
Israel	30	30	30
Other[2]	1,456	1,419	1,170
	3,291	3,229	3,085

The following table sets forth reporting property and equipment information by geographic region:

	As of December 31,	As of December 31,
	2024	2023
Israel	933	1,084
United States	319	429
	1,252	1,513

The following table is a summary of customer concentrations as a percentage of revenue:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Customer A	*	*	25%
Customer B	*	14%	*
Customer C	13%	*	*
*	Lower	than 10%

[2]	No country included in Others represents more than 10% of consolidated revenues.